Changes in equity and earnings per share	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Changes in equity and earnings per share
22.	Changes in equity and earnings per share
STATEMENT OF CAPITAL
The tables below summarize the changes in issued capital and treasury shares during 2021:

Issued capital
Issued capital	Million shares	Million US dollar
At the end of the previous year	2 019	1 736
Changes during the period	—	—

	2 019	1 736

Of which:
Ordinary shares	1 737
Restricted shares	282

	Treasury shares		Result on the use of treasury shares
Treasury shares	Million shares	Million US dollar	Million US dollar
At the end of the previous year	47.0	(4 911)	(3 530)
Changes during the period	(8.8)	917	(836)

	38.2	(3 994)	(4 366)

As at 31 December 2021, the share capital of AB InBev amounts to 1 238 608 344.12 euro (
1 736
 million US dollar). It is represented by
2 019 241 973
shares without nominal value, of which
38 217 386
are held in treasury by AB InBev and its subsidiaries. All shares are ordinary shares, except for 282 107 042 restricted shares (31 December 2020: 325 999 817). As at 31 December 2021, the total of authorized, unissued capital amounts to 37m euro.
The treasury shares held by the company are reported in equity in Treasury shares. In 2021, 5.1 million AB InBev Treasury shares were used for the settlement of the prior and new Zenzele
B-BBEE
schemes in South Africa in May 2021 (see below).
The holders of ordinary and restricted shares are entitled to receive dividends as declared from time to time and are entitled to one vote per share at meetings of the company. In respect of the company’s shares that are held by AB InBev and its subsidiaries, the economic and voting rights are suspended.
The restricted shares are unlisted, not admitted to trading on any stock exchange, and are subject to, among other things, restrictions on transfer until converted into new ordinary shares. As from 11 October 2021 (fifth anniversary of completion of the SAB combination), the restricted shares are convertible at the election of the holder into new ordinary shares on a one-for-one
basis and they rank equally with the ordinary shares with respect to dividends and voting rights. By 31 December 2021, from the 326 million restricted shares issued at the time of the SAB combination, 44 million restricted shares were converted into new ordinary shares.
The shareholders’ structure is based on the notifications made to the company pursuant to the Belgian Law of 2 May 2007, which governs the disclosure of significant shareholdings in listed companies. It is included in the
Corporate Governance
section of AB InBev’s annual report.
ZENZELE SCHEMES IN SOUTH AFRICA
Following the combination with SAB in 2016, AB InBev decided to maintain the SAB Zenzele share-scheme (Zenzele Scheme), the broad-based black economic empowerment
(B-BBEE)
scheme, which provided opportunities for black South Africans, including employees (through the SAB Zenzele Employee Trust), SAB retailers (through SAB Zenzele Holdings Limited) and the SAB Foundation, to participate as shareholders of AB InBev’s indirect subsidiary, South African Breweries Pty Ltd (SAB). The Zenzele Scheme, originally implemented by SAB in 2010 as a
10-year
scheme, was amended at the time of the combination with SAB and matured on 31 March 2020.
Obligations to the SAB Foundation and the employees as beneficiaries of the SAB Zenzele Employee Share Trust were settled in full on 15 April 2020. The obligations to SAB retailers, who participate in the Zenzele Scheme through SAB Zenzele Holdings, were partially settled (77.4%) on 15 April 2020. As a direct consequence of the
COVID-19
outbreak, the remaining settlement (22,6%) was postponed and was performed on 28 May 2021, when AB InBev and SAB implemented the new scheme as described below. Some SAB retailers received the balance of their entitlement and others reinvested a portion of their Zenzele payout into the new scheme.
In total, 10.8 million AB InBev Treasury shares with a total value of 491m US dollar were used in 2020 to settle the obligations to the participants of the Zenzele Scheme. The total value delivered to the participants of the Zenzele Scheme amounted to 8.6 billion ZAR.
As part of the combination with SAB in 2016, AB InBev made a commitment to the South African Government and Competition Authorities to create a new
B-BBEE
scheme upon maturity of the Zenzele Scheme. In order to create the new
B-BBEE
scheme, the following steps were undertaken:

•
The new scheme was implemented through the listing of a special purpose company, which is called SAB Zenzele Kabili Holdings Limited (Zenzele Kabili) on the segment of the Johannesburg Stock Exchange’s Main Board on which an issuer may list its
B-BBEE
shares;

•	Zenzele Kabili holds AB InBev shares;

•	Existing Zenzele participants (SAB retailers) reinvested a portion of their Zenzele payout into Zenzele Kabili and the SAB Foundation invested AB InBev shares into Zenzele Kabili;

•	A new Employee Share Plan, funded by AB InBev, subscribed for shares in Zenzele Kabili.
The settlement of the balance of the SAB retailers entitlement required 1.1 billion ZAR (0.1 billion US dollar
1
), out of which 0.7 billion ZAR (0.1 billion US dollar) were re-invested
in the new
B-BBEE
scheme by the SAB retailers. The
set-up
of the new
B-BBEE
scheme required 4.7 billion ZAR (0.3 billion US dollar), out of which 4.4 billion ZAR in AB InBev Treasury shares and 0.3 billion ZAR in AB InBev shares that were bought from the SAB retailers by the SAB Foundation.
5.1 million AB InBev Treasury shares were used for the settlement of part of the prior and the new
B-BBEE
schemes (based on the AB InBev share price and the ZAR Euro exchange rate as at 24 May 2021
2
). The new Zenzele scheme arrangement met the criteria under IFRS 2 to be classified as equity settled. The IFRS 2 charge for the period is reported in exceptional items (Refer to Note 8
Exceptional items
).
CHANGES IN OWNERSHIP INTERESTS
In accordance with IFRS 10
Consolidated Financial Statements
, the acquisition or disposal of additional shares in a subsidiary is accounted for as an equity transaction with owners.
On 31 December 2020, AB InBev completed the issuance of a 49.9% minority stake in its
US-based
metal container operations to Apollo Global Management, Inc. for net proceeds of 3.0 billion USD. This transaction allowed the company to create additional shareholder value by optimizing its business at an attractive price and generate proceeds to repay debt, in line with its deleveraging commitments. AB InBev retained operational control of its
US-based
metal container operations. The transaction was reported in the equity statement resulting in recognition of 1.9 billion US dollar in
Non-controlling
interest and 1.1 billion US dollar in Reserves.
On 30 September 2019, the initial public offering (the “IPO”) of a minority stake in Budweiser Brewing Company APAC Limited, AB InBev’s Asia Pacific subsidiary, was completed and Budweiser APAC commenced the listing of its shares on the Hong Kong Stock Exchange. In addition, on 3 October 2019, the over-allotment option in connection with the IPO of Budweiser APAC was fully exercised by the international underwriters.
The final number of shares issued in the IPO was 1 669 459 000 shares comprising of 72 586 000 shares issued under the Hong Kong public offering, 1 379 118 000 shares placed under the international offering, and 217 755 000 shares issued under the over-allotment option fully exercised by the international underwriters.
Following the completion of the IPO and after the exercise of the over-allotment option, AB InBev retained an 87.22% controlling interest of the issued share capital of Budweiser APAC. As presented in the consolidated statement of changes in equity, the transaction resulted in a 4.4 billion US dollar increase in equity and a 1.2 billion US dollar increase in non-controlling
interest representing 12.78% of the net assets of Budweiser APAC.
The net proceeds of the offering (after deducting the underwriting commissions and other expenses in connection with the IPO and the issuance of the new shares) amount to 5.6 billion US dollar and were used to repay debt of AB InBev.
During 2021, there were no significant purchases or disposals of non-controlling
interests in subsidiaries.
ACQUISITIONS AND DISPOSALS OF OWN SHARES (REPORT ACCORDING TO ARTICLE 7:220 OF THE BELGIAN COMPANIES CODE OF COMPANIES AND ASSOCIATIONS) AND BORROWINGS OF OWN SHARES– PURCHASE OF OWN SHARES
During 2021, the company has not acquired any treasury shares in accordance with article 7:215 of the Belgian Code of Companies and Associations (former article 620 of the Belgian Companies Code) and has proceeded with the following disposals of its own shares.
Treasury shares
The company has used 5 148 866 treasury shares to settle the participants’ obligations related to part of the Zenzele and the entire Zenzele Kabili Scheme (see above for more details). The company has also used 3 626 315 treasury shares mainly for settling employee share-based payments. As a consequence, the treasury shares used during 2021 represented 6 568 491 US dollar (5 352 860 euro) of the subscribed capital. As at 31 December 2021, the group owned 38 217 386 own shares of which 37 579 393 were held directly by AB InBev. The par value of the share is 0.61 euro. The treasury shares that the company still owned at the end of 2021 represented 28 606 881 US dollar (23 312 605 euro) of the subscribed capital.
Borrowed shares
In order to fulfill AB InBev’s commitments under various outstanding share-based compensation plans, during the course of 2021, the company had stock lending arrangements in place for up to 30 million shares, which were fully used to fulfill share-based compensation plan commitments. The company shall pay any dividend equivalent after tax in respect of such borrowed shares. This payment will be reported through equity as dividend.

1	Converted at the closing rate as at 24 May 2021.
2	Considering the closing share price of 62.26 euro per share as at 24 May 2021 and ZAR per Euro exchange rate of 17.0064 as at 24 May 2021.
DIVIDENDS
On 23 February 2022, a dividend of 0.50 euro per share or 1 006m euro was proposed by the Board of Directors and will be subject to approval at the shareholders’ meeting on 27 April 2022.
On 28 April 2021, a dividend of 0.50 euro per share or 1 003m euro was approved at the shareholders’ meeting. The dividend was paid out as of 6 May 2021.
On 24 October 2019, an interim dividend of 0.80 euro per share or approximately 1 588m euro was approved by the Board of Directors. This interim dividend was paid out on 21 November 2019. On 3 June 2020, in addition to the interim dividend paid on 21 November 2019, a dividend of 0.50 euro per share or 1 002m euro was approved at the shareholder’ meeting, reflecting a total dividend payment for the 2019 fiscal year of 1.30 euro per share or 2 590m euro. The dividend was paid out as of 11 June 2020.
TRANSLATION RESERVES
The translation reserves comprise all foreign currency exchange differences arising from the translation of the financial statements of foreign operations. The translation reserves also comprise the portion of the gain or loss on the foreign currency liabilities and on the derivative financial instruments determined to be effective net investment.
HEDGING RESERVES
The hedging reserves comprise the effective portion of the cumulative net change in the fair value of cash flow hedges to the extent that the hedged risk has not yet impacted profit or loss. On 1 June 2020, upon the Australia divestiture, the company recycled 370m US dollar of cash flow hedges in relation to its former Australia operations from equity to profit or loss.
TRANSFERS FROM SUBSIDIARIES
The amount of dividends payable to AB InBev by its operating subsidiaries is subject to, among other restrictions, general limitations imposed by the corporate laws, capital transfer restrictions and exchange control restrictions of the respective jurisdictions where those subsidiaries are organized and operate. Capital transfer restrictions are also common in certain emerging market countries and may affect AB InBev’s flexibility in implementing a capital structure it believes to be efficient. As at 31 December 2021, the restrictions above mentioned were not deemed significant on the company’s ability to access or use the assets or settle the liabilities of its operating subsidiaries.
Dividends paid to AB InBev by certain of its subsidiaries are also subject to withholding taxes. Withholding taxes, if applicable, generally do not exceed 15%.
OTHER COMPREHENSIVE INCOME RESERVES
The changes in the other comprehensive income reserves are as follows:

			Post-
	Translation	Hedging	employment	Total OCI
Million US dollar	Reserves	reserves	benefits	Reserves
As per 1 January 2021	(29 234)	376	(1 983)	(30 841)

Other comprehensive income/(loss)
Exchange differences on translation of foreign operations (gains/(losses))	(4 320)	—	—	(4 320)
Cash flow hedges	—	105	—	105
Re-measurements of post-employment benefits	—	—	479	479

Other comprehensive income/(loss)	(4 320)	105	479	(3 736)

As per 31 December 2021	(33 554)	481	(1 504)	(34 577)

The increase in translation reserves is primarily related to the combined effect of the weakening of the closing rates of the Colombian pesos, the Peruvian Sol, the South African rand and the Mexican pesos, partially offset by the weakening of the closing rate of the Euro, which resulted in a foreign exchange translation adjustment of 4 320m US dollar as of 31 December 2021 (decrease of equity).

			Post-
	Translation	Hedging	employment	Total OCI
Million US dollar	Reserves	reserves	benefits	Reserves
As per 1 January 2020	(19 936)	397	(1 740)	(21 279)

Other comprehensive income/(loss)
Exchange differences on translation of foreign operations (gains/(losses))	(9 943)	—	—	(9 943)
Cash flow hedges	—	198	—	198
Cash flow hedges and cumulative translation adjustments reclassified from equity to profit or loss in relation to Australia divestiture	645	(219)	—	426
Re-measurements of post-employment benefits	—	—	(243)	(243)

Other comprehensive income/(loss)	(9 298)	(21)	(243)	(9 562)

As per 31 December 2020	(29 234)	376	(1 983)	(30 841)

			Post-
	Translation	Hedging	employment	Total OCI
Million US dollar	Reserves	reserves	benefits	Reserves
As per 1 January 2019	(21 079)	494	(1 567)	(22 152)

Other comprehensive income/(loss)
Exchange differences on translation of foreign operations (gains/(losses))	1 143	—	—	1 143
Cash flow hedges	—	(97)	—	(97)
Re-measurements of post-employment benefits	—	—	(173)	(173)

Other comprehensive income/(loss)	1 143	(97)	(173)	873

As per 31 December 2019	(19 936)	397	(1 740)	(21 279)

EARNINGS PER SHARE
The calculation of basic earnings per share for 2021 is based on the profit attributable to equity holders of AB InBev of 4 670m US dollar (2020: 1 405m US dollar; 2019: 9 171m US dollar) and a weighted average number of ordinary and restricted shares outstanding (including deferred share instruments and stock lending) per end of the period, calculated as follows:

Million shares	2021	2020	2019
Issued ordinary and restricted shares at 1 January, net of treasury shares	1 972	1 959	1 957
Effect of stock lending	30	30	25
Effect of delivery of treasury shares	4	9	2

Weighted average number of ordinary and restricted shares at 31 December	2 007	1 998	1 984

The calculation of diluted earnings per share for 2021 is based on the profit attributable to equity holders of AB InBev of 4 670m US dollar (2020: 1 405m US dollar; 2019: 9 171m US dollar) and a weighted average number of ordinary and restricted shares (diluted) outstanding (including deferred share instruments and stock lending) at the end of the period, calculated as follows:

Million shares	2021	2020	2019
Weighted average number of ordinary and restricted shares at 31 December	2 007	1 998	1 984
Effect of share options, warrants and restricted stock units	38	39	42

Weighted average number of ordinary and restricted shares (diluted) at 31 December	2 045	2 037	2 026

The calculation of earnings per share from continuing operations before exceptional items is based on the profit from continuing operations before exceptional items and discontinued operations, attributable to equity holders of AB InBevThe calculation of the Underlying EPS is based on the profit before exceptional items, discontinued operations, mark-to-market
gains/losses and hyperinflation impacts attributable to equity holders of AB InBev. A reconciliation of the profit attributable to equity holders of AB InBev to the profit from continuing operations before exceptional items and discontinued operations attributable to equity holders of AB InBev, and to the profit before exceptional items, discontinued operations, mark-to-market
gains/losses and hyperinflation impacts, attributable to equity holders of AB InBev is presented as follows:

Million US dollar	2021	2020	2019
Profit attributable to equity holders of AB InBev	4 670	1 405	9 171
Exceptional items, before taxes (refer to Note 8)	614	3 103	323
Exceptional finance income/(cost), before taxes (refer to Note 11)	806	1 738	(882)
Exceptional taxes (refer to Note 8)	(346)	(155)	6
Exceptional non-controlling interest (refer to Note 8)	(20)	(228)	(108)
Profit from discontinued operations (refer to Note 21)	—	(2 055)	(424)
Profit from continuing operations before exceptional items and discontinued operations, attributable to equity holders of AB InBev	5 723	3 807	8 086
Mark-to-market (losses)/gains on certain derivatives related to the hedging of share-based payment programs (refer to Note 11)	23	1 211	(898)
Hyperinflation impacts	28	4	7

Profit before exceptional items, discontinued operations, mark-to-market gains/losses and hyperinflation impacts, attributable to equity holders of AB InBev	5 774	5 022	7 196
The table below sets out the EPS calculation:

Million US dollar	2021	2020	2019
Profit attributable to equity holders of AB InBev	4 670	1 405	9 171
Weighted average number of ordinary and restricted shares	2 007	1 998	1 984

Basic EPS from continuing and discontinued operations	2.33	0.70	4.62

Profit/(loss) from continuing operations attributable to equity holders of AB InBev	4 670	(650)	8 748
Weighted average number of ordinary and restricted shares	2 007	1 998	1 984

Basic EPS from continuing operations	2.33	(0.33)	4.41

Profit from continuing operations before exceptional items and discontinued operations, attributable to equity holders of AB InBev	5 723	3 807	8 086
Weighted average number of ordinary and restricted shares	2 007	1 998	1 984

Basic EPS from continuing operations before exceptional items	2.85	1.91	4.08

Profit before exceptional items, discontinued operations, mark-to-market gains/losses and hyperinflation impacts, attributable to equity holders of AB InBev	5 774	5 022	7 196
Weighted average number of ordinary and restricted shares	2 007	1 998	1 984

Underlying EPS	2.88	2.51	3.63

Profit attributable to equity holders of AB InBev	4 670	1 405	9 171
Weighted average number of ordinary and restricted shares (diluted)	2 045	2 037	2 026

Diluted EPS from continuing and discontinued operations	2.28	0.69	4.53

Profit/(loss) from continuing operations attributable to equity holders of AB InBev	4 670	(650)	8 748
Weighted average number of ordinary and restricted shares (diluted)	2 045	1 998	2 026

Diluted EPS from continuing operations	2.28	(0.33)	4.32

Profit from continuing operations before exceptional items and discontinued operations, attributable to equity holders of AB InBev	5 723	3 807	8 086
Weighted average number of ordinary and restricted shares (diluted)	2 045	2 037	2 026

Diluted EPS from continuing operations before exceptional items	2.80	1.87	3.99

Earnings per share excluding exceptional items and discontinued operations and Underlying EPS are non-IFRS measures.
The average market value of the company’s shares for purposes of calculating the dilutive effect of share options and restricted stock units was based on quoted market prices for the period that the options and restricted stock units were outstanding. For the calculation of Diluted EPS from continuing operations before exceptional items, 68m share options were anti-dilutive and not included in the calculation of the dilutive effect as at 31 December 2021 (31 December 2020: 76m share options; 31 December 2019: 59m share options). In accordance with the guidance provided by IAS 33
Earnings per Share
, for the 2020 calculation of Diluted EPS from continuing operations, the potential dilutive effect of share options, warrants and restricted stock units was disregarded considering the negative results in the period.